Financial risk management - Summary of changes in liabilities arising from financing activities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	S/ 8,625,837	S/ 8,078,398
Dividends payable	756,041	634,181
Cash flow	(925,444)	(822,474)
Effect of movement in exchange rate	(389,268)	723,156
Others	(16,809)	12,576
Balance as of December 31	8,050,357	8,625,837
Inter Bank Funds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	0	28,971
Cash flow	30,482	(30,945)
Effect of movement in exchange rate	(470)	1,974
Balance as of December 31	30,012	0
Bonds Notes And Other Obligations [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	8,389,672	7,778,751
Cash flow	(137,900)	(91,000)
Effect of movement in exchange rate	(385,850)	713,744
Others	40,381	(11,823)
Balance as of December 31	7,906,303	8,389,672
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	234,946	269,755
Cash flow	(62,320)	(66,646)
Effect of movement in exchange rate	(2,948)	7,438
Others	(57,097)	24,399
Balance as of December 31	112,581	234,946
Dividends Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	1,219	921
Dividends payable	756,041	634,181
Cash flow	(755,706)	(633,883)
Others	(93)
Balance as of December 31	S/ 1,461	S/ 1,219